VOYA LETTERHEAD

LAW / PRODUCT FILING UNIT
ONE ORANGE WAY, C2N
WINDSOR, CT 06095-4774

BRIAN H. BUCKLEY

ASSISTANT VICE PRESIDENT, SR. COUNSEL

PHONE:  (860) 580-2810  |  EMAIL:  BRIAN.BUCKLEY@VOYA.COM

May 4, 2016

BY EDGARLINK

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Voya Insurance and Annuity Company and its Separate Account B
Prospectus Titles: Voya Architect® Variable Annuity
File Nos.: 333-133944 and 811-05626
Rule 497(j) Filing

Ladies and Gentlemen:

On behalf of Voya Insurance and Annuity Company and its Separate Account B, we hereby certify pursuant to Rule 497(j) of the Securities Act of 1933, as amended, that:

•      The form of Prospectus Supplement, Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent post-effective amendment to the above-referenced Registration Statement; and

•      The text of the most recent post-effective amendment to the above-referenced Registration Statement was filed electronically by EDGARLink on April 21, 2016.

If you have any questions regarding this submission, please call the undersigned at 860-580-2810.

Sincerely,

/s/ Brian H. Buckley

Brian H. Buckley

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